Business Combination - Acquisition of Ad Network Assets of Travora Media: Fair value of consideration to seller, business combination (Tables)	3 Months Ended
Jun. 30, 2013
Tables/Schedules
Fair value of consideration to seller, business combination

Cash consideration to Seller		$ 500,000
Payment of Eastward Capital Partners debt		1,750,000
Assumption of Eastward Capital Partners debt		2,250,000
Balance of consideration to be paid in MediaShift common stock	700,000
Less allowance for audit expenses	(70,000)
Less amount of Aged Accounts Payable	(138,000)
Less estimated reduction for Target Working Capital deficiency	(592,000)	(100,000)
		4,400,000
Contingent consideration:
Earn-out consideration for publisher retention		67,747
Earn-out consideration for revenue targets		1,315,081
Total consideration		$ 5,782,828